Compass Life
                                      LOGO
Sun Life of Canada (U.S.) Variable Account E
Directors and Officers of
Sun Life Assurance Company of Canada (U.S.)
                                                         SINGLE PREMIUM VARIABLE
JOHN D. McNEIL, Chairman and Director
                                                                  LIFE INSURANCE
DONALD A. STEWART, President and Director
                                   ---------------------------------------------
DAVID D. HORN, Director
                                                ANNUAL REPORT, DECEMBER 31, 1997
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

MARGARET SEARS MEAD, Assistant Vice President and
  Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

Sun Life Assurance Company
of Canada (U.S.)

Variable Life Insurance Service Center
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

                    [LOGO]
Legal Counsel
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

                                                                       ISSUED BY
This report is prepared for the general information of
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION-- December 31, 1997

 ASSETS:
   Investments in MFS/Sun Life Series Trust:      Shares       Cost         Value
                                                ----------  -----------  -----------
     Capital Appreciation Series ("CAS")......     656,172  $25,047,526  $26,337,718
     Conservative Growth Series ("CGS").......     820,933   23,845,032   27,215,513
     Government Securities Series ("GSS").....     621,525    7,804,006    8,105,069
     High Yield Series ("HYS")................     733,895    6,802,717    7,126,662
     Managed Sectors Series ("MSS")...........     128,937    3,639,410    3,759,717
     Money Market Series ("MMS")..............   5,927,679    5,927,679    5,927,679
     Total Return Series ("TRS")..............     397,060    7,795,955    8,464,220
     World Governments Series ("WGS").........     119,485    1,296,638    1,281,676
     Zero Coupon Series:
       2000 Portfolio ("ZCS - 2000")..........     405,641    3,538,475    3,614,086
                                                            -----------  -----------
         Net Assets:..........................              $85,697,438  $91,832,340
                                                            -----------  -----------
                                                            -----------  -----------

 NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                  Units     Unit Value      Value
                                                ----------  -----------  -----------
   CAS -- Level 1.............................      92,847  $   45.5724  $ 4,231,628
   CAS -- Level 2.............................     482,707      45.7681   22,106,090
   CGS -- Level 1.............................      78,746      42.6648    3,358,018
   CGS -- Level 2.............................     556,809      42.8479   23,857,495
   GSS -- Level 1.............................      62,704      20.4003    1,280,454
   GSS -- Level 2.............................     332,752      20.4879    6,824,615
   HYS -- Level 1.............................      43,889      25.0645    1,093,651
   HYS -- Level 2.............................     238,993      25.1722    6,033,011
   MSS -- Level 1.............................      35,850      41.8430    1,502,552
   MSS -- Level 2.............................      53,716      42.0228    2,257,165
   MMS -- Level 1.............................     133,612      15.8319    2,111,490
   MMS -- Level 2.............................     240,045      15.8999    3,816,189
   TRS -- Level 1.............................      83,559      29.3203    2,449,376
   TRS -- Level 2.............................     204,285      29.4462    6,014,844
   WGS -- Level 1.............................      21,982      18.1917      395,295
   WGS -- Level 2.............................      48,519      18.2699      886,381
   ZCS - 2000 -- Level 1......................      62,003      20.1520    1,249,719
   ZCS - 2000 -- Level 2......................     116,837      20.2386    2,364,367
                                                                         -----------
         Net Assets:..........................                           $91,832,340
                                                                         -----------
                                                                         -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS-- Year Ended December 31, 1997

                                     CAS            CGS            GSS           HYS           MSS
                                 Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                 ------------   ------------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................  $  2,137,277   $  1,232,476   $  550,787    $  469,340    $    343,927
                                 ------------   ------------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk
    charges....................  $    127,534   $    123,597   $   41,502    $   34,852    $     18,463
   Minimum death benefit
    guarantee charges..........        53,138         51,498       17,292        14,522           7,693
   Administrative charges......        74,396         72,099       24,210        20,331          10,770
                                 ------------   ------------   -----------   -----------   ------------
     Total expenses............  $    255,068   $    247,194   $   83,004    $   69,705    $     36,926
                                 ------------   ------------   -----------   -----------   ------------
       Net investment income...  $  1,882,209   $    985,282   $  467,783    $  399,635    $    307,001
                                 ------------   ------------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions:
     Proceeds from sales.......  $ 24,439,046   $ 21,795,716   $8,225,766    $6,404,662    $  3,849,764
     Cost of investments
      sold.....................    18,000,328     11,065,321    8,030,033     5,892,499       3,384,623
                                 ------------   ------------   -----------   -----------   ------------
       Net realized gains......  $  6,438,718   $ 10,730,395   $  195,733    $  512,163    $    465,141
                                 ------------   ------------   -----------   -----------   ------------
   Net unrealized appreciation
    on investments:
     End of year...............  $  1,290,192   $  3,370,481   $  301,063    $  323,945    $    120,307
     Beginning of year.........     4,792,268      8,607,365      362,748       454,205         201,521
                                 ------------   ------------   -----------   -----------   ------------
     Change in unrealized
      appreciation.............  $ (3,502,076)  $ (5,236,884)  $  (61,685)   $ (130,260)   $    (81,214)
                                 ------------   ------------   -----------   -----------   ------------
         Realized and
          unrealized gains.....  $  2,936,642   $  5,493,511   $  134,048    $  381,903    $    383,927
                                 ------------   ------------   -----------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS:..................  $  4,818,851   $  6,478,793   $  601,831    $  781,538    $    690,928
                                 ------------   ------------   -----------   -----------   ------------
                                 ------------   ------------   -----------   -----------   ------------

                                     MMS            TRS            WGS        ZCS-2000
                                 Sub-Account    Sub-Account    Sub-Account   Sub-Account      Total
                                 ------------   ------------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................  $    367,459   $  1,018,943   $   50,246    $  230,910    $  6,401,365
                                 ------------   ------------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk
    charges....................  $     39,873   $     49,226   $    6,561    $   20,407    $    462,015
   Minimum death benefit
    guarantee charges..........        16,613         20,511        2,734         8,503         192,504
   Administrative charges......        23,259         28,716        3,827        11,904         269,512
                                 ------------   ------------   -----------   -----------   ------------
     Total expenses............  $     79,745   $     98,453   $   13,122    $   40,814    $    924,031
                                 ------------   ------------   -----------   -----------   ------------
       Net investment income...  $    287,714   $    920,490   $   37,124    $  190,096    $  5,477,334
                                 ------------   ------------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales.......  $ 12,036,394   $ 12,025,510   $  965,808    $3,490,848    $ 93,233,514
     Cost of investments
      sold.....................    12,036,394      9,944,402    1,063,520     3,646,050      73,063,170
                                 ------------   ------------   -----------   -----------   ------------
       Net realized gains
        (losses)...............  $    --        $  2,081,108   $  (97,712)   $ (155,202)   $ 20,170,344
                                 ------------   ------------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of year...............  $    --        $    668,265   $  (14,962)   $   75,611    $  6,134,902
     Beginning of year.........       --           1,841,792      (52,698)     (100,915)     16,106,286
                                 ------------   ------------   -----------   -----------   ------------
     Change in unrealized
      appreciation
      (depreciation)...........  $    --        $ (1,173,527)  $   37,736    $  176,526    $ (9,971,384)
                                 ------------   ------------   -----------   -----------   ------------
         Realized and
          unrealized gains
          (losses).............  $    --        $    907,581   $  (59,976)   $   21,324    $ 10,198,960
                                 ------------   ------------   -----------   -----------   ------------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:......  $    287,714   $  1,828,071   ($  22,852)   $  211,420    $ 15,676,294
                                 ------------   ------------   -----------   -----------   ------------
                                 ------------   ------------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS-- December 31, 1997

                                                    CAS Sub-Account           CGS Sub-Account
                                                ------------------------  ------------------------
                                                       Year Ended                Year Ended
                                                      December 31,              December 31,
                                                ------------------------  ------------------------
                                                   1997         1996         1997         1996
                                                -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income......................  $ 1,882,209  $ 1,610,671  $   985,282  $   547,017
   Net realized gains.........................    6,438,718    1,145,502   10,730,395    1,435,806
   Net unrealized gains (losses)..............   (3,502,076)   1,128,664   (5,236,884)   2,217,692
                                                -----------  -----------  -----------  -----------
       Increase in net assets from
        operations............................  $ 4,818,851  $ 3,884,837  $ 6,478,793  $ 4,200,515
                                                -----------  -----------  -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $   646,078  $   406,813  $ 1,029,899  $   209,628
   Transfers (to) from loan value account.....     (579,340)    (371,100)    (232,983)    (164,547)
   Contract surrenders........................     (154,828)  (1,303,907)    (168,671)    (832,679)
   Charges for life insurance protection......   (1,294,571)    (164,104)    (983,800)    (179,663)
   Death benefits.............................     (261,236)     (67,980)     (28,855)    (266,296)
                                                -----------  -----------  -----------  -----------
       Decrease in net assets from contract
        owner transactions....................  $(1,643,897) $(1,500,278) $  (384,410) $(1,233,557)
                                                -----------  -----------  -----------  -----------
         Increase (decrease) in net assets....  $ 3,174,954  $ 2,384,559  $ 6,094,383  $ 2,966,958
 NET ASSETS:
   Beginning of year..........................   23,162,764   20,778,205   21,121,130   18,154,172
                                                -----------  -----------  -----------  -----------
   End of year................................  $26,337,718  $23,162,764  $27,215,513  $21,121,130
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------


                                                    HYS Sub-Account           MSS Sub-Account
                                                ------------------------  ------------------------
                                                       Year Ended                Year Ended
                                                      December 31,              December 31,
                                                ------------------------  ------------------------
                                                   1997         1996         1997         1996
                                                -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income......................  $   399,635  $   413,976  $   307,001  $   298,327
   Net realized gains.........................      512,163      193,376      465,141      232,206
   Net unrealized gains (losses)..............     (130,260)      39,952      (81,214)    (102,662)
                                                -----------  -----------  -----------  -----------
       Increase in net assets from
        operations............................  $   781,538  $   647,304  $   690,928  $   427,871
                                                -----------  -----------  -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $   329,847  $   127,598  $   597,968  $   841,756
   Transfers (to) from loan value account.....     (104,301)    (179,983)    (586,318)     (47,472)
   Contract surrenders........................      (55,836)    (156,008)     (34,468)    (113,989)
   Charges for life insurance protection......     (256,676)     (65,102)    (266,808)     (26,864)
   Death benefits.............................      (34,816)     (74,967)     --           --
                                                -----------  -----------  -----------  -----------
       Increase (decrease) in net assets from
        contract
        owner transactions....................  $  (121,782) $  (348,462) $  (289,626) $   653,431
                                                -----------  -----------  -----------  -----------
         Increase (decrease) in net assets....  $   659,756  $   298,842  $   401,302  $ 1,081,302
 NET ASSETS:
   Beginning of year..........................    6,466,906    6,168,064    3,358,415    2,277,113
                                                -----------  -----------  -----------  -----------
   End of year................................  $ 7,126,662  $ 6,466,906  $ 3,759,717  $ 3,358,415
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------

                                                    GSS Sub-Account
                                                ------------------------

                                                       Year Ended
                                                      December 31,
                                                ------------------------
                                                   1997         1996
                                                -----------  -----------
 OPERATIONS:
   Net investment income......................  $   467,783  $   384,238
   Net realized gains.........................      195,733      250,485
   Net unrealized gains (losses)..............      (61,685)    (600,494)
                                                -----------  -----------
       Increase in net assets from
        operations............................  $   601,831  $    34,229
                                                -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $  (544,385) $       620
   Transfers (to) from loan value account.....      (14,858)      68,064
   Contract surrenders........................      (91,691)    (419,571)
   Charges for life insurance protection......     (161,757)    (110,439)
   Death benefits.............................      (68,740)    (148,118)
                                                -----------  -----------
       Decrease in net assets from contract
        owner transactions....................  $  (881,431) $  (609,444)
                                                -----------  -----------
         Increase (decrease) in net assets....  $  (279,600) $  (575,215)
 NET ASSETS:
   Beginning of year..........................    8,384,669    8,959,884
                                                -----------  -----------
   End of year................................  $ 8,105,069  $ 8,384,669
                                                -----------  -----------
                                                -----------  -----------
                                                    MMS Sub-Account
                                                ------------------------

                                                       Year Ended
                                                      December 31,
                                                ------------------------
                                                   1997         1996
                                                -----------  -----------
 OPERATIONS:
   Net investment income......................  $   287,714  $   317,755
   Net realized gains.........................      --           --
   Net unrealized gains (losses)..............      --           --
                                                -----------  -----------
       Increase in net assets from
        operations............................  $   287,714  $   317,755
                                                -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $(1,283,448) $(1,576,921)
   Transfers (to) from loan value account.....      (76,529)    (547,645)
   Contract surrenders........................     (137,588)    (729,566)
   Charges for life insurance protection......     (762,820)    (160,409)
   Death benefits.............................     (119,653)     (37,706)
                                                -----------  -----------
       Increase (decrease) in net assets from
        contract
        owner transactions....................  $(2,380,038) $(3,052,247)
                                                -----------  -----------
         Increase (decrease) in net assets....  $(2,092,324) $(2,734,492)
 NET ASSETS:
   Beginning of year..........................    8,020,003   10,754,495
                                                -----------  -----------
   End of year................................  $ 5,927,679  $ 8,020,003
                                                -----------  -----------
                                                -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                     TRS Sub-Account             WGS Sub-Account
                                                --------------------------   ------------------------
                                                        Year Ended                  Year Ended
                                                       December 31,                December 31,
                                                --------------------------   ------------------------
                                                    1997          1996          1997         1996
                                                ------------   -----------   -----------  -----------
 OPERATIONS:
   Net investment income......................  $    920,490   $   581,053   $    37,124  $   171,799
   Net realized gains.........................     2,081,108       406,044       (97,712)      (7,017)
   Net unrealized gains (losses)..............    (1,173,527)      172,709        37,736     (122,467)
                                                ------------   -----------   -----------  -----------
       Increase (decrease) in net assets from
        operations............................  $  1,828,071   $ 1,159,806   $   (22,852) $    42,315
                                                ------------   -----------   -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $   (328,063)  $    31,593   $   136,938  $  (174,084)
   Transfers (to) from loan value account.....      (132,559)      (90,446)       (3,301)         164
   Contract surrenders........................       (97,262)     (425,897)      (14,692)     (57,309)
   Charges for life insurance protection......    (2,638,585)     (129,803)      (72,367)     (19,196)
   Death benefits.............................       (66,858)      (30,852)      --           --
                                                ------------   -----------   -----------  -----------
       Increase (decrease) in net assets from
        contract
        owner transactions....................  $ (3,263,327)  $  (645,405)  $    46,578  $  (250,425)
                                                ------------   -----------   -----------  -----------
         Increase (decrease) in net assets....  $ (1,435,256)  $   514,401   $    23,726  $  (208,110)
 NET ASSETS:
   Beginning of year..........................     9,899,476     9,385,075     1,257,950    1,466,060
                                                ------------   -----------   -----------  -----------
   End of year................................  $  8,464,220   $ 9,899,476   $ 1,281,676  $ 1,257,950
                                                ------------   -----------   -----------  -----------
                                                ------------   -----------   -----------  -----------


                                                   ZCS-2000 Sub-Account               Total
                                                --------------------------   ------------------------
                                                        Year Ended                  Year Ended
                                                       December 31,                December 31,
                                                --------------------------   ------------------------
                                                    1997          1996          1997         1996
                                                ------------   -----------   -----------  -----------
 OPERATIONS:
   Net investment income......................  $    190,096   $   115,125   $ 5,477,334  $ 4,439,961
   Net realized gains (losses)................      (155,202)      (84,500)   20,170,344    3,571,902
   Net unrealized gains (losses)..............       176,526        (2,531)   (9,971,384)   2,730,863
                                                ------------   -----------   -----------  -----------
       Increase in net assets from
        operations............................  $    211,420   $    28,094   $15,676,294  $10,742,726
                                                ------------   -----------   -----------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Transfers between Sub-Accounts.............  $   (584,834)  $   132,997   $   --       $   --
   Transfers (to) from loan value account.....      (111,442)     (125,832)   (1,841,631)  (1,458,797)
   Contract surrenders........................       (21,919)     (220,855)     (776,955)  (4,259,781)
   Charges for life insurance protection......      (216,183)      (28,118)   (6,653,567)    (883,698)
   Death benefits.............................       --            (65,097)     (580,158)    (691,016)
                                                ------------   -----------   -----------  -----------
       Decrease in net assets from contract
        owner transactions....................  $   (934,378)  $  (306,905)  $(9,852,311) $(7,293,292)
                                                ------------   -----------   -----------  -----------
         Increase (decrease) in net assets....  $   (722,958)  $  (278,811)  $ 5,823,983  $ 3,449,434
 NET ASSETS:
   Beginning of year..........................     4,337,044     4,615,855    86,008,357   82,558,923
                                                ------------   -----------   -----------  -----------
   End of year................................  $  3,614,086   $ 4,337,044   $91,832,340  $86,008,357
                                                ------------   -----------   -----------  -----------
                                                ------------   -----------   -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

On each Monthly Anniversary Day after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                  CAS -- Level 1     CAS -- Level 2
                                                    Sub-Account        Sub-Account
                                                -------------------  ---------------
                                                    Year Ended         Year Ended
                                                   December 31,       December 31,
                                                -------------------  ---------------
                                                  1997       1996     1997    1996*
                                                ---------   -------  -------  ------
 Units Outstanding
  Beginning of Year...........................    608,526   665,756    9,838    --
   Units transferred between Sub-Accounts.....   (486,418)   (2,022) 497,782   9,838
   Units transferred (to) from loan value
    account...................................     (8,244)  (10,667)  (5,741)   --
   Units surrendered..........................    (17,337)  (37,670)  (1,402)   --
   Units cancelled in payment of charges for
    life insurance protection.................     (2,241)   (4,793) (12,763)   --
   Units cancelled in payment of death
    benefits..................................     (1,439)   (2,078)  (5,007)   --
                                                ---------   -------  -------  ------
 Units Outstanding
  End of Year.................................     92,847   608,526  482,707   9,838
                                                ---------   -------  -------  ------
                                                ---------   -------  -------  ------

                                                   CGS -- Level 1        CGS -- Level 2
                                                    Sub-Account           Sub-Account
                                                --------------------   ------------------

                                                     Year Ended            Year Ended
                                                    December 31,          December 31,
                                                --------------------   ------------------
                                                  1997        1996       1997      1996*
                                                ---------   --------   --------   -------
 Units Outstanding
  Beginning of Year...........................    632,355    687,402     13,181     --
   Units transferred between Sub-Accounts.....   (538,615)    (5,988)   565,351    13,181
   Units transferred (to) from loan value
    account...................................     (1,710)    (5,495)    (4,213)    --
   Units surrendered..........................     (2,748)   (27,922)    (1,716)    --
   Units cancelled in payment of charges for
    life insurance protection.................     (9,717)    (6,168)   (15,794)    --
   Units cancelled in payment of death
    benefits..................................       (819)    (9,474)     --        --
                                                ---------   --------   --------   -------
 Units Outstanding
  End of Year.................................     78,746    632,355    556,809    13,181
                                                ---------   --------   --------   -------
                                                ---------   --------   --------   -------

                                                  GSS -- Level 1     GSS -- Level 2
                                                    Sub-Account        Sub-Account
                                                -------------------  ---------------
                                                    Year Ended         Year Ended
                                                   December 31,       December 31,
                                                -------------------  ---------------
                                                  1997       1996     1997    1996*
                                                ---------   -------  -------  ------
 Units Outstanding
  Beginning of Year...........................    436,340   473,737    5,190    --
   Units transferred between Sub-Accounts.....   (364,865)   (4,713) 336,087   5,194
   Units transferred (to) from loan value
    account...................................       (840)    4,030       75      (4)
   Units surrendered..........................     (2,759)  (22,611)  (1,947)   --
   Units cancelled in payment of charges for
    life insurance protection.................     (2,350)   (5,950)  (5,897)   --
   Units cancelled in payment of death
    benefits..................................     (2,822)   (8,153)    (756)   --
                                                ---------   -------  -------  ------
 Units Outstanding
  End of Year.................................     62,704   436,340  332,752   5,190
                                                ---------   -------  -------  ------
                                                ---------   -------  -------  ------

                                                   HYS -- Level 1       HYS -- Level 2
                                                    Sub-Account           Sub-Account
                                                --------------------   -----------------

                                                     Year Ended           Year Ended
                                                    December 31,         December 31,
                                                --------------------   -----------------
                                                  1997        1996       1997     1996*
                                                ---------   --------   --------   ------
 Units Outstanding
  Beginning of Year...........................    283,104    304,918      5,759     --
   Units transferred between Sub-Accounts.....   (228,936)       864    241,994    5,763
   Units transferred (to) from loan value
    account...................................     (1,595)    (8,664)    (2,737)      (4)
   Units surrendered..........................     (1,293)    (7,260)    (1,069)    --
   Units cancelled in payment of charges for
    life insurance protection.................     (5,919)    (3,092)    (4,954)    --
   Units cancelled in payment of death
    benefits..................................     (1,472)    (3,662)     --        --
                                                ---------   --------   --------   ------
 Units Outstanding
  End of Year.................................     43,889    283,104    238,993    5,759
                                                ---------   --------   --------   ------
                                                ---------   --------   --------   ------

* For the period December 5, 1996 (commencement of Level 2 units) to December 31, 1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                 MSS -- Level 1                            MMS -- Level 1       MMS -- Level 2
                                                  Sub-Account                                Sub-Account          Sub-Account
                                                ----------------     MSS -- Level 2      -------------------   -----------------
                                                                       Sub-Account
                                                   Year Ended      -------------------       Year Ended           Year Ended
                                                  December 31,                              December 31,         December 31,
                                                ----------------       Year Ended        -------------------   -----------------
                                                 1997     1996     December 31, 1997##     1997       1996       1997     1996**
                                                -------  -------   -------------------   --------   --------   --------   ------
 Units Outstanding
  Beginning of Year...........................   99,578   78,440        --                524,146    731,286      1,969    --
   Units transferred between Sub-Accounts.....  (45,994)  27,225         59,823          (351,244)  (108,242)   269,405   1,969
   Units transferred (to) from loan value
    account...................................  (12,311)  (1,554)        (3,585)           (2,890)   (36,943)    (2,029)   --
   Units surrendered..........................     (698)  (3,667)          (191)           (6,639)   (48,683)    (2,219)   --
   Units cancelled in payment of charges for
    life insurance protection.................   (4,725)    (866)        (1,821)          (22,637)   (10,716)   (26,362)   --
   Units cancelled in payment of death
    benefits..................................    --       --              (510)           (7,124)    (2,556)      (719)   --
                                                -------  -------         ------          --------   --------   --------   ------
 Units Outstanding
  End of Year.................................   35,850   99,578         53,716           133,612    524,146    240,045   1,969
                                                -------  -------         ------          --------   --------   --------   ------
                                                -------  -------         ------          --------   --------   --------   ------

                                                  TRS -- Level 1
                                                   Sub-Account
                                                ------------------     TRS -- Level 2
                                                                         Sub-Account
                                                    Year Ended       -------------------
                                                   December 31,
                                                ------------------       Year Ended
                                                  1997      1996     December 31, 1997#
                                                --------   -------   -------------------
 Units Outstanding
  Beginning of Year...........................   406,929   434,795        --
   Units transferred between Sub-Accounts.....  (308,338)    2,106         295,002
   Units transferred (to) from loan value
    account...................................    (1,611)   (3,998)         (3,280)
   Units surrendered..........................    (2,349)  (18,847)         (1,308)
   Units cancelled in payment of charges for
    life insurance protection.................    (9,851)   (5,739)        (84,765)
   Units cancelled in payment of death
    benefits..................................    (1,221)   (1,388)         (1,364)
                                                --------   -------         -------
 Units Outstanding
  End of Year.................................    83,559   406,929         204,285
                                                --------   -------         -------
                                                --------   -------         -------

                                                WGS -- Level 1                          ZCS - 2000 -- Level 1
                                                  Sub-Account      WGS -- Level 2            Sub-Account
                                                ---------------      Sub-Account       -----------------------
                                                                 -------------------
                                                  Year Ended                                 Year Ended
                                                 December 31,        Year Ended             December 31,
                                                ---------------     December 31,       -----------------------
                                                 1997     1996         1997###            1997         1996
                                                -------  ------  -------------------   ----------   ----------
 Units Outstanding
  Beginning of Year...........................   68,055  81,725       --                227,240      243,738
   Units transferred between Sub-Accounts.....  (43,258) (9,411)       50,714          (154,492)       7,081
   Units transferred (to) from loan value
    account...................................      (72)      8          (113)           (4,168)      (6,693)
   Units surrendered..........................     (551) (3,197)         (260)             (822)     (11,980)
   Units cancelled in payment of charges for
    life insurance protection.................   (2,192) (1,070)       (1,822)           (5,755)      (1,506)
   Units cancelled in payment of death
    benefits..................................    --       --         --                  --          (3,400)
                                                -------  ------        ------          ----------   ----------
 Units Outstanding
  End of Year.................................   21,982  68,055        48,519            62,003      227,240
                                                -------  ------        ------          ----------   ----------
                                                -------  ------        ------          ----------   ----------

                                                 ZCS - 2000 -- Level 2
                                                      Sub-Account
                                                -----------------------

                                                      Year Ended
                                                     December 31,
                                                -----------------------
                                                   1997        1996*
                                                ----------   ----------
 Units Outstanding
  Beginning of Year...........................       200       --
   Units transferred between Sub-Accounts.....   123,821         200
   Units transferred (to) from loan value
    account...................................    (1,566)      --
   Units surrendered..........................      (304)      --
   Units cancelled in payment of charges for
    life insurance protection.................    (5,314)      --
   Units cancelled in payment of death
    benefits..................................     --          --
                                                                  --
                                                ----------
 Units Outstanding
  End of Year.................................   116,837         200
                                                                  --
                                                                  --
                                                ----------
                                                ----------

   * For the period December 5, 1996 (commencement of Level 2 units) to December 31, 1996.
  ** For the period December 20, 1996 (commencement of Level 2 units) to December 31, 1996.
   # For the period January 7, 1997 (commencement of Level 2 units) to December 31, 1997.
 ## For the period January 14, 1997 (commencement of Level 2 units) to December 31, 1997.
### For the period January 28, 1997 (commencement of Level 2 units) to December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account E
  and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account E (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

8